Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure
Total debt	$ 36,107	$ 35,538
Less: cash	(78,252)	(63,717)	$ (54,873)	$ (63,552)
Shareholders' equity	322,459	325,158
Long-term debt	$ 36,107	$ 35,538
Long-term debt-to-equity ratio	0.11	0.11